SIGNIFICANT ACCOUNTING POLICIES (Schedule of Losses Reclassified Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	$ 390,924	$ 326,057	$ 299,290
Research and development	4,164	3,290	3,052
Marketing and selling	81,789	70,343	59,521
General and administrative	45,930	40,181	36,612
Total gain	(27,558)	(76,483)	$ (79,458)
Reclassification of AOCI [Member] | Accumulated gains on Derivative Instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	914	90
Research and development	23	2
Marketing and selling	91	9
General and administrative	114	10
Total gain	$ 1,142	$ 111